Income Taxes - Reconciliation of Income Tax Expense at the Statutory Rate to the Company's Actual Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Statutory rate									21.00%	21.00%
Computed at the statutory rate (21%)									$ 1,532	$ 1,993
(Decrease) increase resulting from
Tax exempt interest									(1,571)	(1,256)
Earnings on bank-owned life insurance - net									(90)	(89)
Low income housing credit									(63)	(49)
Other									85	(58)
Income tax (benefit) expense	$ (66)	$ (64)	$ (127)	$ 150	$ 202	$ 58	$ 168	$ 113	$ (107)	$ 541